OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [text block] [Abstract]
Schedule of composition of other financial assets [Text Block]]
	Current Assets		Non-current assets		Total Assets
	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Other financial assets
Private investment funds	386,669	322,428	-	-	386,669	322,428
Deposits in guarantee (aircraft)	8,934	9,610	28,599	37,636	37,533	47,246
Guarantees for margins of derivatives	21,200	661	-	-	21,200	661
Other investments	-	-	494	494	494	494
Domestic and foreign bonds	19	1,394	-	-	19	1,394
Other guarantees given	6,507	7,140	15,138	20,570	21,645	27,710
Subtotal of other financial assets	423,329	341,233	44,231	58,700	467,560	399,933

(b) Hedging derivate assets
Accrued Interest since the last payment date
Cross currency swap of currencies	3	-	-	-	3	-
Fair value of interest rate derivatives	27,044	19,460	2,676	-	29,720	19,460
Fair value of foreign currency derivatives	586	3,895	-	-	586	3,895
Fair value of fuel price derivatives	48,542	-	-	-	48,542	-
Subtotal of hedging derivate assets	76,175	23,355	2,676	-	78,851	23,355

(c) Derivatives not recognized as a hedge
Foreign currency derivatives not recognized as a hedge	-	19,396	-	-	-	19,396
Subtotal of derivatives not recognized as a hedge	-	19,396	-	-	-	19,396
Total Other Financial Assets	499,504	383,984	46,907	58,700	546,411	442,684